OTHER INCOME, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
OTHER INCOME, NET
Investment income, net	¥ 721,647		¥ 679,278	¥ 950,332
Government grants	600,924		731,198	762,070
Others	123,220		155,562	156,898
Total	¥ 1,445,791	$ 206,745	¥ 1,566,038	¥ 1,869,300